Summary of Principal Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Principal Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Company's VIE and its subsidiaries

	As of
	March 31,	March 31,
	2018	2019
	RMB	RMB
ASSETS
Cash and cash equivalents	9,713,466	89,951,084
Restricted cash	21,207,771	13,861,350
Accounts receivable, net	6,239,617	29,371,964
Inventories	320,383,465	220,151,394
Advances to suppliers, net	24,694,549	41,591,310
Prepaid expense and other assets, net	30,295,221	32,969,032
Amounts due from related parties	295,000	—
Property and equipment, net	5,145,359	146,071,301
Intangible assets, net	3,740,000	3,173,489
Goodwill	1,002,000	1,002,000
Long-term investments	1,090,052	7,600,000
Other non-current assets	837,145	1,701,913
Total Assets	424,643,645	587,444,837

LIABILITIES
Accounts payable	72,889,659	78,060,546
Notes payable	47,105,605	30,644,656
Accrued salary and benefits	41,436,994	56,615,874
Accrued expenses and other current liabilities	13,877,331	23,370,034
Amounts due to related parties	374,558,131	574,859,577
Dividends payable	—	115,043
Income tax payable	6,950,908	1,673,618
Long-term deposits	1,850,000	1,750,000
Other non-current liabilities	—	11,076,325
Total Liabilities	558,668,628	778,165,673

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	577,902,804	947,580,431	1,093,437,850
Loss from operations	(21,825,771)	(72,351,105)	(74,743,570)
Net loss	(40,137,374)	(89,954,109)	(78,124,650)
Net cash used in operating activities	(240,531,658)	(27,574,688)	(9,393,904)
Net cash used in investing activities	(10,133,386)	(1,949,087)	(6,702,206)
Net cash provided by financing activities	272,033,556	39,076,500	88,987,306

Schedule of estimated useful lives of property and equipment, net

Buildings	35 years
General equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of lease term or estimated useful life of 5 years
Equipment under capital lease	10 years

Schedule of estimated economic useful lives by major asset category

Exclusive cooperation rights	5 years
Account in public social network platforms	4 years

Schedule of balances of accounts receivable

	As of March 31,
	2018	2019
	RMB	RMB
A	1,623,343	—
B	800,000	—
C	728,778	—
D	—	8,500,000